Segment Reporting - Reconciliation of Adjusted LBIT to net loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting
Adjusted LBIT	$ (36,323)	$ (24,930)
Interest income	1,676	1,266
Equity in earnings of equity investees, net of tax	17,110	15,030
Interest expense	(260)	(206)
Income tax expense	(1,309)	(1,565)
Net loss	$ (19,106)	$ (10,405)